PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
As of December 31, 2021 and 2020, the major components of prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid services	1,918,299	—
Vendor funds receivable	1,057,718	866,276
Other prepaid expenses	1,281,799	765,677
Other receivables	657,489	499,942
Total	$4,915,305	$2,131,895